Supplementary Cash Flow Information - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net (purchases) sales of securities classified at FVTPL
Short term investments	$ (767.1)	$ (2,138.1)
Bonds	2,545.7	287.2
Preferred stocks	(37.3)	(24.5)
Common stocks	477.2	18.4
Net derivatives and other invested assets	395.9	(479.2)
Net sales of securities classified as FVTPL	2,614.4	(2,336.2)
Changes in operating assets and liabilities
Net increase in restricted cash and cash equivalents	(472.6)	(187.8)
Provision for losses and loss adjustment expenses	3,692.0	1,884.3
Provision for unearned premiums	2,152.2	1,243.2
Provision for life policy benefits	(167.9)
Insurance contract receivables	(1,152.9)	(496.7)
Insurance contract payables	1,079.8	441.9
Recoverable from reinsurers	(1,580.0)	(898.8)
Other receivables	(96.7)	104.9
Accounts payable and accrued liabilities	291.1	(45.4)
Other	(758.1)	(172.4)
Changes in operating assets and liabilities	(2,986.9)	(1,873.2)
Net interest and dividends received
Interest and dividends received	865.7	789.8
Interest paid on borrowings	(366.7)	(370.4)
Interest paid on lease liabilities	(54.8)	(62.4)
Net interest and dividends received	444.2	357.0
Net income taxes paid	$ (288.7)	$ (63.3)